CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net loss for the year	$ (18,135,897)	$ (25,569,979)	$ (15,436,410)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	315,273	896,742	594,517
Depreciation	7,623	10,328	15,781
Loss (gain) on settlement of debt	495,101	161,292	(340)
Loss on sale of equipment	9,432	11,350	0
Write-down of property, plant and equipment	0	6,921,531	0
Accretion of convertible notes	9,573,212	6,481,609	3,975,719
Non cash restructure expense	1,399,148	0	0
Restructure fees included in financing activities	0	632,000	0
Net loss on sale of marketable securities	0	0	4,039
Impairment loss on marketable securities	46,629	162,479	178,250
Shares issued for compensation	0	0	5,827
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	(236,508)	(194,548)	10,272
Net increase (decrease) in accounts payable and accrued expenses	(2,378,703)	3,251,461	(299,711)
Net cash used in operating activities	(8,904,690)	(7,235,735)	(10,952,056)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	0	0	8,461
Purchase of property, plant and equipment	0	(150,000)	(128,285)
Proceeds from sales of equipment	165,000	69,433	0
Net cash provided by (used in) investing activities	165,000	(80,567)	(119,824)
Cash Flows from Financing Activities:
Proceeds from the issuance of convertible notes	11,989,575	11,700,000	0
Proceeds from the issuance of common shares and warrants	679,990	100,100	5,700,199
Debt restructuring fees	(1,018,130)	(1,016,488)	0
Settlement of convertible notes	0	(4,000)	0
Net cash provided by financing activities	11,651,435	10,779,612	5,700,199
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	2,911,745	3,463,310	(5,371,681)
Cash and cash equivalents - beginning of year	6,439,147	2,975,837	8,347,518
Cash and cash equivalents - end of year	9,350,892	6,439,147	2,975,837
Supplemental Cash Flow Information:
Cash paid for interest	$ 57,310	$ 766,502	$ 1,449,553